Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK	dei_EntityCentralIndexKey	0000896435
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2021
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco VI American Value Fund | Series I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMCVX
Invesco VI American Value Fund | Series II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMCCX
Invesco VI Equity and Income Fund | Series II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEIIX
Invesco VI Global Core Equity Fund | Series I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGEPX
Invesco VI US Government Money Portfolio | Series II
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IORVX